Prepayments and other assets - Schedule of Prepayments and Other Assets (Parenthetical) (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014
Prepayments and other assets [Abstract]
Low-interest employee loan repayable period		10 years
Share repurchase program amount		$ 20,000	$ 20,000
Prepaid amount to security broker	[1]	$ 712	$ 1,000

[1]	In December 2014, the Company announced a share repurchase program to purchase up to USD 20 million shares and prepaid USD 1 million to a security broker for this program. In December 2015, the Company announced a share repurchase program to purchase up to USD 20 million shares and prepaid USD 0.7 million to a security broker for this program.